Average Annual Total Returns{- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-12 - Fidelity Advisor® Value Leaders Fund	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	17.37%	6.92%	10.02%	15.30%	6.00%	9.44%	11.61%	5.30%	8.18%	19.82%	7.16%	10.00%	22.48%	7.38%	10.01%	24.79%	8.49%	10.98%	25.16%	11.16%	12.97%